Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Student base	97,054	104,854
Trademark	172,400	172,400
Relationship with partnership school	5,300	5,300
Franchise agreement	4,400	4,400
Total	279,154	286,954
Less: Accumulated amortization	(35,227)	(67,976)
	243,927	218,978

Amortization expenses were RMB10,158, RMB23,644 and RMB32,749 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, the Group expects to record amortization expenses related to intangible assets RMB30,443, RMB25,842, RMB13,117, RMB8,565 and RMB957 for the years ended December 31, 2019, 2020, 2021, 2022, 2023, respectively, and RMB54 thereafter.